UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-8134

 NAME OF REGISTRANT:                     Eaton Vance Municipals Trust
                                         II



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          617-482-8260

 DATE OF FISCAL YEAR END:                N/A

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007

Eaton Vance Municipals Trust II

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Florida Insured Municipals Fund, a series of
 Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

Date of reporting period: 7/1/06- 6/30/07

 During the period, the Fund held no securities which required a proxy vote.


ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Hawaii Municipals Fund, a series of
 Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 7/1/06-6/30/07

 During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

 Investment Company Act file number        N/A

 Eaton Vance Kansas Municipals Fund, a series of Eaton Vance Municipals Trust II (Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 7/1/06-6/30/07

During the period, the Fund held no securities which required a proxy vote.

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        N/A

Eaton Vance High Yield Municipals Fund, a series of
Eaton Vance Municipals Trust II
(Exact name of registrant as specified in charter)

 255 State Street, Boston, Massachusetts, 02109
(Address of principal executive offices)
 (Zip code)

 Alan R. Dynner, Esq.

255 State Street, Boston, Massachusetts, 02109
(Name and address of agent for service)

 Registrant's telephone number, including area code:  (617) 482-8260

 Date of fiscal year end:  1/31

 Date of reporting period: 7/1/06-6/30/07

Eaton Vance High Yield Municipals Fund
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 AUSTRALIA & NEW ZEALAND BANKING GROUP LTD         Agenda Number:  701102612
----------------------------------------------------------------------------
        Security:  Q09504137
    Meeting Type:  AGM
    Meeting Date:  15-Dec-2006
          Ticker:
            ISIN:  AU000000ANZ3
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Prop.# Proposal                          Proposal      Proposal   For/Against
                                         Type           Vote      Management

1.     Receive the financial statements  Non-Voting    No vote
       and statutory reports for the
       YE 30 SEP 2006

2.a    Re-elect Mr. J.K. Ellis as a 	 Mgmt          For             For
       Director

2.b    Re-elect Ms. M.A. Jackson, AC     Mgmt          For             For
	as a Director

3.     Adopt the remuneration report     Mgmt          For             For
       for the YE SEP 2006

* Management position unknown

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)         Eaton Vance Municipals Trust II
By (Signature)       /s/ Cynthia J. Clemson
Name                 Cynthia J. Clemson
Title                President
Date                 08/24/2007